INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8 -	INTANGIBLE ASSETS, NET

	June 30,
	2016			2017
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,151	(2,308)	843	$3,086	(2,811)	275
Order backlog	11,848	(11,835)	13	11,605	(11,605)	-
Patents and copyrights	-	-	-	1,695	(42)	1,653

	$14,999	(14,143)	856	$16,386	(14,458)	1,928

The customer relationships and order backlog were related to the acquisition of Concord and Bond Groups, which were acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2015, 2016 and 2017 were $4,454, $818 and $623, respectively. The weighted-average remaining amortization periods for customer relationships are within one year as of June 30, 2017.

The annual amortization expense relating to the existing intangible assets for the next year is as follow:

Year ending June 30,
2018	$500
2019	225
2020	225
2021	225
2022	215
$1,390